Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information (MNPI), as required by Item 402(x) of Regulation S-K. The equity compensation awards for 2025 included RSUs, PSUs and stock options. In 2025, we did not grant stock options to our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.
Generally, we grant equity awards on a predetermined schedule. In February of each year, the CHC Committee or, with respect to the CEO’s equity awards, the independent members of the Board, review and approve the annual value and amount of the equity compensation to be awarded to our executive officers. The grant of approved equity awards then typically occurs in early March, which is usually after the filing of our Annual Report on Form 10-K, which is generally filed in mid-February.
As a result, we do not generally grant stock options during periods in which there is MNPI about us, including outside a “trading window” established in connection with the public release of earnings information under our Securities Trading Policy.
The CHC Committee and, with respect to the CEO’s equity award, the independent members of the Board, do not take MNPI into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle basis, including to new hires. It is our historical practice to grant off-cycle stock option awards on the first trading date in June, September and December, as was the case with Mr. Hider's equity grants in 2025.
We have not timed the disclosure of MNPI to affect the value of executive compensation.
Award Timing Method	Generally, we grant equity awards on a predetermined schedule. In February of each year, the CHC Committee or, with respect to the CEO’s equity awards, the independent members of the Board, review and approve the annual value and amount of the equity compensation to be awarded to our executive officers. The grant of approved equity awards then typically occurs in early March, which is usually after the filing of our Annual Report on Form 10-K, which is generally filed in mid-February.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
As a result, we do not generally grant stock options during periods in which there is MNPI about us, including outside a “trading window” established in connection with the public release of earnings information under our Securities Trading Policy.
The CHC Committee and, with respect to the CEO’s equity award, the independent members of the Board, do not take MNPI into account when determining the timing and terms of equity awards. Stock options may occasionally be awarded on an off-cycle basis, including to new hires. It is our historical practice to grant off-cycle stock option awards on the first trading date in June, September and December, as was the case with Mr. Hider's equity grants in 2025.
We have not timed the disclosure of MNPI to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false